Commitments and contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Future minimum lease payments under all non-cancelable operating leases
2013	$ 149,352	$ 584,442
2014	579,495	557,993
2015	535,349	526,690
2016	485,040	485,040
2017	491,920	491,920
2018 and thereafter	3,241,340	3,241,340
Total	$ 5,482,496	$ 5,887,425